EQUITY (Common Stock Sold Through Private Placement) (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		24 Months Ended	3 Months Ended						6 Months Ended	12 Months Ended		24 Months Ended	3 Months Ended
	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Private Placement Memorandum [Member]	Sep. 30, 2011 Private Placement Memorandum [Member]	Jun. 30, 2011 Private Placement Memorandum [Member]	Mar. 31, 2011 Private Placement Memorandum [Member]	Dec. 31, 2010 Private Placement Memorandum [Member]	Mar. 31, 2010 Private Placement Memorandum [Member]	Jun. 30, 2012 Private Placement Memorandum [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Dec. 31, 2010 Private Placement Memorandum [Member]	Dec. 31, 2011 Private Placement Memorandum [Member]	Mar. 31, 2010 Minimum [Member] Private Placement Memorandum [Member]	Mar. 31, 2010 Maximum [Member] Private Placement Memorandum [Member]
Stockholders Equity Note [Line Items]
Sales commission, percentage	15.00%											15.00%
Due diligence fee, percentage	5.00%											5.00%
Gross proceeds payment expenses, percentage																		10.00%
Shares issued related to financing, shares	1,112,000			8,039,281		12,545,281		1,251,244	3,530,830	3,257,207	4,506,000			8,039,281	4,506,000	12,545,281
Price per share	$ 0.18			$ 0.26		$ 0.23		$ 0.27	$ 0.26	$ 0.25	$ 0.19		$ 0.25	$ 0.26	$ 0.19	$ 0.23	$ 0.15	$ 0.25
Gross proceeds			$ 1,737,250	$ 2,069,500	$ 844,500	$ 2,914,000		$ 332,250	$ 916,250	$ 821,000	$ 844,500			$ 2,069,500	$ 844,500	$ 2,914,000
Issuance costs			(403,625)	(459,769)	(249,600)	(709,369)		(56,144)	(179,974)	(223,651)	(249,600)			(459,769)	(249,600)	(709,369)
Net proceeds	$ 140,000			$ 1,609,731		$ 2,204,631		$ 276,106	$ 736,276	$ 597,349	$ 594,900			$ 1,609,731	$ 594,900	$ 2,204,631